Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information
Entity Registrant Name	ICTS INTERNATIONAL N V
Entity Central Index Key	0001010134
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	25,100,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018